Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Current assets	¥ 12,218,088,667	$ 1,917,284,731	¥ 11,690,476,076
Allowance for loan principal and financing service fee receivables, current	267,039,108	41,904,263	849,234,936
Allowance for finance lease receivable net current	4,948,676	776,555	21,151,963
Finance lease receivable unearned revenue current	1,215,118	190,679	7,453,471
Allowance for short term contract assets net current assets	31,168	4,890	95,778
Allowance for other current assets	201,242,068	31,579,272	160,745,160
Non-current assets	1,873,036,506	293,920,300	1,707,555,634
Allowance for finance lease receivable, non-current	193,812	30,413	3,397,366
Finance lease receivable unearned revenue non-current	71,896	11,282	4,737,540
Fair value of investments | ¥			306,275,523
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	147,137,267	23,089,048	0
Allowance for long term contract assets net current assets	0	0	23,174
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	376,867,814	59,138,784	336,790,094
Risk assurance liabilities	0	0	19,701,689
Guarantee liabilities of the consolidated VIE without recourse to the Company	885,303	138,923	11,697,633
Income tax payable of the consolidated VIE without recourse to the Company	78,293,697	12,285,990	80,655,585
Allowance for Other Assets, Noncurrent	2,982,978	468,094	0
Operating Lease, Liability, Current	37,470,431	5,879,928	23,763,237
Guarantee Liabilities And Risk Assurance Liabilities	885,303	138,923	31,399,322
Longterm Borrowings And Interest Payables	145,311,721	22,802,580	102,415,457
Operating Lease, Liability, Noncurrent	168,800,246	26,488,442	80,236,369
Deferred Income Tax Liabilities, Net	68,543,130	10,755,913	10,923,276
Other Liabilities, Noncurrent	10,012,997	1,571,258
SECO [Member]
Fair value of investments	0	0	306,275,523
SECO And Changba [Member]
Fair value of investments	¥ 234,425,472	$ 36,786,472	¥ 0
Class A Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	656,508,828
Common stock, shares issued	201,304,881	201,304,881	201,304,881
Common stock, shares outstanding	190,243,651	190,243,651	189,514,026
Class B Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity [Member]
Current assets	¥ 11,767,368,363	$ 1,846,556,878	¥ 11,044,967,048
Non-current assets	1,744,115,342	273,689,755	1,360,688,649
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	308,973,067	48,484,616	234,321,309
Income tax payable of the consolidated VIE without recourse to the Company	77,466,381	12,156,166	48,983,948
Operating Lease, Liability, Current	37,083,335	5,819,184	21,103,844
Guarantee Liabilities And Risk Assurance Liabilities	0	0	27,735,758
Longterm Borrowings And Interest Payables	145,311,721	22,802,580	102,415,457
Operating Lease, Liability, Noncurrent	168,800,246	26,488,442	79,498,231
Deferred Income Tax Liabilities, Net	68,543,130	10,755,913	2,847,286
Other Liabilities, Noncurrent	10,012,997	1,571,258	0
Consolidated Trusts [Member]
Current assets	4,892,342,449	767,715,289	5,290,064,945
Non-current assets	¥ 0	$ 0	¥ 0